Effects of adoption of IFRS 17 - Impact on Consolidated Balance Sheet (Details) - GBP (£) £ in Millions		Jun. 30, 2023		Dec. 31, 2022		Jun. 30, 2022	Dec. 31, 2021
Disclosure of effect of insurance contracts initially recognised [line items]
Cash and balances at central banks		£ 116,461		£ 131,433			£ 108,482
Items in the course of collection from other banks		1,931		2,285			346
Trading assets		88,219		79,878			83,706
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		16,502		15,881			18,649
Derivatives		203,664		225,238			141,221
Loans and advances to banks		15,112		17,109			10,784
Loans and advances to customers		88,708		72,614			91,177
Reverse repurchase agreements		77,246		53,949			54,448
Financial investments		38,314		32,604			41,300
Assets held for sale		1,170	[1]	21,214	[1]		9
Prepayments, accrued income and other assets		72,745		61,444			43,146
Current tax assets		1,128		595			1,135
Interests in associates and joint ventures		691		728			743
Goodwill and intangible assets		(118)		(91)			(83)
Deferred tax assets		1,228		1,583			798
Other assets and investment properties							433,236
Total assets		723,237		716,646			596,027
Deposits by banks		24,567		20,836			32,188
Customer accounts		229,274		215,948			205,241
Repurchase agreements – non-trading		47,568		32,901			27,259
Items in the course of transmission to other banks		2,260		2,226			489
Trading liabilities		45,553		41,265			46,433
Financial liabilities designated at fair value		31,446		27,282			33,608
Derivatives		199,448		218,867			139,368
Debt securities in issue		8,605		7,268			9,428
Liabilities of disposal groups		1,178	[2]	24,711	[2]		0
Accruals, deferred income and other liabilities		74,768		67,020			43,515
Current tax liabilities		193		130			97
Insurance contract liabilities				20,004			22,201
Provisions		334		424			562
Deferred tax liabilities		3		3			5
Subordinated liabilities		14,096		14,528			12,488
Other liabilities							550,676
Total liabilities		699,347		693,413			572,882
Called up share capital		797		797			797
Share premium account		420		420			0
Other equity instruments		3,930		3,930			3,722
Other reserves		(7,044)		(6,413)			(5,662)
Retained earnings		25,653		24,368			24,157
Total shareholders’ equity		23,756		23,102			23,014
Non-controlling interests		134		131			131
Total equity	[3]	23,890		23,233		£ 23,334	23,145
Total liabilities and equity		£ 723,237		716,646			596,027
Previously stated
Disclosure of effect of insurance contracts initially recognised [line items]
Cash and balances at central banks				131,433			108,482
Items in the course of collection from other banks				2,285			346
Trading assets				79,878			83,706
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss				15,881			18,649
Derivatives				225,238			141,221
Loans and advances to banks				17,109			10,784
Loans and advances to customers				72,614			91,177
Reverse repurchase agreements				53,949			54,448
Financial investments				32,604			41,300
Assets held for sale				21,214			9
Prepayments, accrued income and other assets				61,379			43,118
Current tax assets				595			1,135
Interests in associates and joint ventures				728			743
Goodwill and intangible assets				(1,167)			(894)
Deferred tax assets				1,279			599
Other assets and investment properties							433,208
Total assets				717,353			596,611
Deposits by banks				20,836			32,188
Customer accounts				215,948			205,241
Repurchase agreements – non-trading				32,901			27,259
Items in the course of transmission to other banks				2,226			489
Trading liabilities				41,265			46,433
Financial liabilities designated at fair value				27,287			33,608
Derivatives				218,867			139,368
Debt securities in issue				7,268			9,428
Liabilities of disposal groups				24,711			0
Accruals, deferred income and other liabilities				66,945			43,456
Current tax liabilities				130			97
Insurance contract liabilities				19,987			22,264
Provisions				424			562
Deferred tax liabilities				14			15
Subordinated liabilities				14,528			12,488
Other liabilities							550,617
Total liabilities				693,337			572,896
Called up share capital				797			797
Share premium account				420			0
Other equity instruments				3,930			3,722
Other reserves				(6,368)			(5,670)
Retained earnings				25,096			24,735
Total shareholders’ equity				23,875			23,584
Non-controlling interests				141			131
Total equity				24,016		23,992	23,715	[3]
Total liabilities and equity				717,353			596,611
IFRS17 Transition
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss							0
Loans and advances to banks							0
Loans and advances to customers							0
Financial investments							0
Goodwill and intangible assets							811
Deferred tax assets							199
Other assets and investment properties							28
Total assets							(584)
Insurance contract liabilities							(63)
Deferred tax liabilities							(10)
Other liabilities							59
Total liabilities							(14)
Total shareholders’ equity							(570)
Non-controlling interests							0
Total equity				£ 23,233		£ 23,334	(570)	[3]
Total liabilities and equity							(584)
Removal of PVIF and IFRS 4
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Loans and advances to banks
Loans and advances to customers
Financial investments
Goodwill and intangible assets							811
Deferred tax assets
Other assets and investment properties							(114)
Total assets							(925)
Insurance contract liabilities							(22,264)
Deferred tax liabilities
Other liabilities							4
Total liabilities							(22,260)
Total shareholders’ equity							21,335
Non-controlling interests
Total equity							21,335
Total liabilities and equity							(925)
Remeasure-ment effect of IFRS 9 re-designations
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Loans and advances to banks
Loans and advances to customers
Financial investments
Goodwill and intangible assets
Deferred tax assets
Other assets and investment properties
Total assets							0
Insurance contract liabilities
Deferred tax liabilities
Other liabilities
Total liabilities
Total shareholders’ equity							0
Non-controlling interests
Total equity							0
Total liabilities and equity							0
IFRS 17 fulfilment cash flows
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Loans and advances to banks
Loans and advances to customers
Financial investments
Goodwill and intangible assets
Deferred tax assets
Other assets and investment properties							142
Total assets							142
Insurance contract liabilities							21,311
Deferred tax liabilities
Other liabilities							68
Total liabilities							21,379
Total shareholders’ equity							(21,237)
Non-controlling interests
Total equity							(21,237)
Total liabilities and equity							142
IFRS 17 CSM
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Loans and advances to banks
Loans and advances to customers
Financial investments
Goodwill and intangible assets
Deferred tax assets
Other assets and investment properties
Total assets							0
Insurance contract liabilities							890
Deferred tax liabilities
Other liabilities							(13)
Total liabilities							877
Total shareholders’ equity							(877)
Non-controlling interests
Total equity							(877)
Total liabilities and equity							0
Tax effect
Disclosure of effect of insurance contracts initially recognised [line items]
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Loans and advances to banks
Loans and advances to customers
Financial investments
Goodwill and intangible assets
Deferred tax assets							199
Other assets and investment properties
Total assets							199
Insurance contract liabilities
Deferred tax liabilities							(10)
Other liabilities
Total liabilities							(10)
Total shareholders’ equity							209
Non-controlling interests
Total equity							209
Total liabilities and equity							£ 199

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 11 'Assets held for sale and liabilities of disposal groups held for sale' on page 56.
[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.